Subsequent Events:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Subsequent Events:

Note 10 – Subsequent Events:

On July 22, 2011, the registrant entered into a letter engagement with MidSouth Capital, Inc. to act as a non-exclusive financial advisor, investment bank and placement agent on a best efforts basis.

MidSouth agrees to introduce the registrant to certain potential investor candidates. Upon written request from the registrant, MidSouth may designate independent counsel to prepare the appropriate documents, including subscription and escrow agreement, with regard to the terms of any financial transactions and the closing thereof. The registrant is responsible for any and all reasonable expenses associated with the offering and the closing documents, escrow and escrow agent. However incurrence of all such expenses shall require the prior written consent for those expenses from the registrant.

Restricted Stock: Additionally, the registrant agrees to grant MidSouth 50,000 shares of restricted stock per every $100,000 raised for a period of two (2) years.

On July 7, 2011, JMJ Financial executed the first of ten promissory notes and paid $50,000 as an initial payment. As a result, the six month period started on July 7, 2011.

On July 27, 2011, the registrant entered into a geophysical service agreement with Magee Geophysical Services LLC Contractor. Magee agreed to conduct during the approximate period of August, 2011, a gravity survey over an area specified by the registrant over the Clayton Deep Prospect in Esmeralda County, Nevada.

Note 9 – Subsequent Events

On January 20, 2011, the Company issued 20,000 shares of stock to one advisor as part of the advisory agreement.

On February 17, 2011, the Company entered into an agreement with GeoXplor Corporation for the initial stages of its drilling program. The value of this agreement is $155,125.

On February 28, 2011, the Company drew down $200,000 on their financing agreement.

On March 7, 2011, the Company issued 751,880 shares to Sunrise Energy Investments as part of the financing agreement draw down.

On March 23, 2011, the Company issued 45,000 shares of stock to three advisors as part of the advisory agreement.